LONG-TERM LOANS FROM OTHERS (Narrative) (Details) € in Millions, $ in Millions		1 Months Ended
	Dec. 02, 2022 EUR (€)	Feb. 29, 2020 EUR (€)	Dec. 02, 2022 USD ($)	Feb. 29, 2020 USD ($)
Disclosure of detailed information about borrowings [abstract]
Loans received	€ 6.5	€ 3.5	$ 6,850.0	$ 3.8
Loan interest rate	10.00%	4.74%	10.00%	4.74%
Borrowings, maturity	equal 25 instalments	24 equal monthly instalments beginning in February 2021
Loan repayment description	the last payment is expected to be on January 2025	In March 2021, following the COVID crisis, the Company received an approval to defer repayment of the said loan by six months and was fully repaid during 2023